First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 95.0%
	Capital Markets — 95.0%
58,434	abrdn Global Infrastructure Income Fund	$1,095,638
69,972	abrdn Healthcare Investors	1,158,736
58,018	abrdn Healthcare Opportunities Fund	1,150,497
12,362	abrdn Life Sciences Investors	164,662
21,760	Adams Natural Resources Fund, Inc.	514,406
25,254	Angel Oak Financial Strategies Income Term Trust	314,917
79,438	Ares Dynamic Credit Allocation Fund, Inc.	1,153,440
40,138	BlackRock Capital Allocation Term Trust	662,678
17,298	BlackRock Enhanced Capital and Income Fund, Inc.	334,370
1,986	BlackRock Health Sciences Trust	79,222
16,869	BlackRock Multi-Sector Income Trust	248,649
26,501	BlackRock Resources & Commodities Strategy Trust	247,519
25,073	BlackRock Science & Technology Trust	913,159
11,374	BlackRock Utilities Infrastructure & Power Opportunities Trust	255,688
62,962	Blackstone Strategic Credit 2027 Term Fund	746,729
6,365	Brookfield Real Assets Income Fund, Inc.	81,472
15,492	Central Securities Corp.	665,381
36,601	Cohen & Steers Infrastructure Fund, Inc.	868,176
39,125	Cohen & Steers REIT and Preferred and Income Fund, Inc.	790,325
32,000	DoubleLine Income Solutions Fund	400,000
5,087	DoubleLine Yield Opportunities Fund	79,408
45,621	Eaton Vance Short Duration Diversified Income Fund	499,094
45,931	Eaton Vance Tax-Advantaged Dividend Income Fund	1,077,541
72,699	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,318,033
43,044	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,081,696
163,071	FS Credit Opportunities Corp.	1,030,609
Shares	Description	Value

	Capital Markets (Continued)
42,339	Gabelli Dividend & Income Trust (The)	$954,745
13,864	General American Investors Co., Inc.	667,552
54,149	John Hancock Tax-Advantaged Dividend Income Fund	1,119,801
17,068	Kayne Anderson Energy Infrastructure Fund	168,973
46,083	MainStay CBRE Global Infrastructure Megatrends Term Fund	600,001
163,945	Nuveen Credit Strategies Income Fund	913,174
66,923	Nuveen Floating Rate Income Fund	582,899
9,627	Nuveen Mortgage and Income Fund	168,087
27,054	Nuveen Multi-Asset Income Fund	329,788
13,802	Nuveen NASDAQ 100 Dynamic Overwrite Fund	331,110
116,115	Nuveen Preferred & Income Opportunities Fund	832,545
44,323	Nuveen Real Asset Income and Growth Fund	512,374
28,289	Nuveen Variable Rate Preferred & Income Fund	498,169
68,120	PGIM Global High Yield Fund, Inc.	804,497
10,593	PIMCO Access Income Fund	166,946
56,618	PIMCO Dynamic Income Opportunities Fund	751,887
7,784	PIMCO Dynamic Income Strategy Fund	164,242
49,779	Principal Real Estate Income Fund	498,786
20,742	Reaves Utility Income Fund	589,695
17,361	Royce Micro-Cap Trust, Inc.	168,228
39,427	Royce Small-Cap Trust, Inc.	588,251
25,599	Source Capital, Inc.	1,094,357
10,827	Tortoise Power and Energy Infrastructure Fund, Inc.	167,277
29,808	Tri-Continental Corp.	917,788
16,813	Virtus Artificial Intelligence & Technology Opportunities Fund	335,419
46,147	Western Asset Diversified Income Fund	665,440
60,476	Western Asset High Income Opportunity Fund, Inc.	227,390
	Total Closed-End Funds	31,751,466
	(Cost $33,638,813)

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 3.1%
	Capital Markets — 3.1%
40,327	Invesco Variable Rate Investment Grade ETF	$1,014,627
	(Cost $1,007,960)
MONEY MARKET FUNDS — 1.9%
641,200	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (a)	641,200
	(Cost $641,200)

	Total Investments — 100.0%	33,407,293
	(Cost $35,287,973)
	Net Other Assets and Liabilities — 0.0%	5,350
	Net Assets — 100.0%	$33,412,643

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 31,751,466	$ 31,751,466	$ —	$ —
Exchange-Traded Funds*	1,014,627	1,014,627	—	—
Money Market Funds	641,200	641,200	—	—
Total Investments	$33,407,293	$33,407,293	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
May 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 89.8%
	Alabama — 4.6%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$249,554
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	487,508
				737,062
	Arizona — 4.5%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	249,753
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	196,232
250,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	6.25%	11/15/35	266,526
				712,511
	Arkansas — 0.6%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	101,736
	California — 8.2%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AGM, AMT	4.38%	07/01/49	219,282
300,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmnyts & Svcs, Ser B	5.25%	11/15/53	314,940
250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	253,535
250,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	208,542
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	303,810
				1,300,109
	Colorado — 4.3%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	219,037
250,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	264,300
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	199,993
				683,330
	Florida — 12.1%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	254,691
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	277,004
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	222,867
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	225,850
250,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.25%	07/01/53	258,057
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	248,710
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	252,634
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	196,848
				1,936,661
	Georgia — 1.6%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	248,831
	Guam — 1.6%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	258,072

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois — 3.5%
$300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	$316,652
250,000	IL St, Ser B	4.00%	12/01/37	245,706
				562,358
	Indiana — 3.7%
250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	263,697
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	325,346
				589,043
	Iowa — 3.0%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	215,633
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	260,170
				475,803
	Kansas — 1.5%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	246,126
	New Hampshire — 1.9%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	294,421
	New York — 9.0%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	306,475
300,000	New York NY City Transitional Fin Auth Rev Sub-Multi Modal, Ser F-1	5.25%	02/01/53	326,176
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	268,911
250,000	NY St Thruway Auth Ref, Ser P	5.25%	01/01/54	272,948
250,000	Suffolk Regl Off-Track Betting Corp NY Rev	5.75%	12/01/44	258,510
				1,433,020
	North Carolina — 1.3%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	209,287
	Ohio — 3.0%
250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	223,121
250,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	249,187
				472,308
	Oregon — 3.0%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	232,327
250,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	245,794
				478,121
	Pennsylvania — 1.5%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Cntr, Ser A	4.00%	07/15/37	244,881

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico — 3.1%
$250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	$245,600
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	249,218
				494,818
	South Carolina — 4.9%
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser-B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	267,568
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	235,571
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/50	273,147
				776,286
	Texas — 6.3%
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	262,123
250,000	Georgetown TX Util Sys Rev, BAM (b)	4.00%	08/15/49	231,069
250,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	234,668
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	275,887
				1,003,747
	Vermont — 1.7%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	275,732
	Washington — 3.6%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	314,681
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	261,998
				576,679
	Wisconsin — 1.3%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	212,483
	Total Municipal Bonds			14,323,425
	(Cost $14,203,489)

Shares	Description	Value
CLOSED-END FUNDS — 7.3%
	Capital Markets — 7.3%
1,416	BlackRock MuniAssets Fund, Inc.	15,505
2,995	BlackRock Municipal Income Fund, Inc.	35,940
3,183	BlackRock Municipal Income Quality Trust	34,981
9,431	BlackRock Municipal Income Trust	93,744
10,508	BlackRock Municipal Income Trust II	109,598
2,770	BlackRock MuniHoldings Fund, Inc.	32,464
4,621	BlackRock MuniYield Quality Fund II, Inc.	45,887
6,499	BlackRock MuniYield Quality Fund III, Inc.	71,034
3,063	BlackRock MuniYield Quality Fund, Inc.	36,542
7,192	Eaton Vance Municipal Bond Fund	74,078
5,360	Eaton Vance Municipal Income Trust	53,466
7,436	Invesco Quality Municipal Income Trust	71,757

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
6,115	Invesco Trust for Investment Grade Municipals	$60,355
9,457	Nuveen AMT-Free Municipal Credit Income Fund	111,404
6,638	Nuveen AMT-Free Quality Municipal Income Fund	72,155
6,044	Nuveen Municipal Credit Income Fund	72,045
6,468	Nuveen Quality Municipal Income Fund	72,700
10,832	Western Asset Managed Municipals Fund, Inc.	107,562
	Total Closed-End Funds	1,171,217
	(Cost $1,299,042)

	Total Investments — 97.1%	15,494,642
	(Cost $15,502,531)
	Net Other Assets and Liabilities — 2.9%	455,644
	Net Assets — 100.0%	$15,950,286

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2024, securities noted as such amounted to $2,128,780 or 13.3% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2024. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$14,323,425	$—	$14,323,425	$—
Closed-End Funds**	1,171,217	1,171,217	—	—
Total Investments	$15,494,642	$1,171,217	$14,323,425	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
124,168	First Trust Enhanced Short Maturity ETF (a)	$7,400,413
2,761,043	First Trust Limited Duration Investment Grade Corporate ETF (a)	51,659,114
1,227,793	First Trust Low Duration Opportunities ETF (a)	58,897,230
160,214	First Trust Senior Loan Fund (a)	7,374,650
358,625	First Trust Tactical High Yield ETF (a)	14,542,244
63,953	iShares 3-7 Year Treasury Bond ETF	7,334,770
	Total Exchange-Traded Funds	147,208,421
	(Cost $151,066,913)
MONEY MARKET FUNDS — 0.1%
132,716	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	132,716
	(Cost $132,716)

	Total Investments — 100.0%	147,341,137
	(Cost $151,199,629)
	Net Other Assets and Liabilities — 0.0%	8,094
	Net Assets — 100.0%	$147,349,231

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 147,208,421	$ 147,208,421	$ —	$ —
Money Market Funds	132,716	132,716	—	—
Total Investments	$147,341,137	$147,341,137	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (September 1, 2023 to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
First Trust Enhanced Short Maturity ETF	124,168	$10,242,872	$2,979,384	$(5,844,103)	$5,292	$16,968	$7,400,413	$274,989
First Trust Limited Duration Investment Grade Corporate ETF	2,761,043	47,720,439	20,667,482	(17,013,280)	258,753	25,720	51,659,114	1,487,889
First Trust Low Duration Opportunities ETF	1,227,793	54,651,328	23,588,078	(19,617,467)	1,289,907	(1,014,616)	58,897,230	1,695,015
First Trust Senior Loan Fund	160,214	—	7,683,698	(280,594)	(27,987)	(467)	7,374,650	80,366
First Trust Tactical High Yield ETF	358,625	13,715,866	5,811,535	(5,199,694)	677,473	(462,936)	14,542,244	582,903
First Trust TCW Unconstrained Plus Bond ETF	—	3,434,659	—	(3,384,151)	296,319	(346,827)	—	14,918
		$129,765,164	$60,730,177	$(51,339,289)	$2,499,757	$(1,782,158)	$139,873,651	$4,136,080

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.7%
76	General Electric Co.	$12,551
244	Howmet Aerospace, Inc.	20,655
7	Lockheed Martin Corp.	3,292
65	Textron, Inc.	5,695
1	TransDigm Group, Inc.	1,343
		43,536
	Air Freight & Logistics — 0.2%
59	FedEx Corp.	14,984
	Automobile Components — 0.0%
73	BorgWarner, Inc.	2,603
	Banks — 0.5%
409	Citizens Financial Group, Inc.	14,434
774	Regions Financial Corp.	14,977
76	Zions Bancorp N.A.	3,282
		32,693
	Beverages — 0.1%
47	Celsius Holdings, Inc. (a)	3,759
	Biotechnology — 1.6%
373	AbbVie, Inc.	60,142
452	Gilead Sciences, Inc.	29,050
220	Incyte Corp. (a)	12,714
		101,906
	Broadline Retail — 2.3%
729	Amazon.com, Inc. (a)	128,625
115	eBay, Inc.	6,235
124	Etsy, Inc. (a)	7,870
		142,730
	Building Products — 3.0%
377	A.O. Smith Corp.	31,532
19	Advanced Drainage Systems, Inc.	3,296
3	Allegion PLC	365
133	Builders FirstSource, Inc. (a)	21,385
64	Carlisle Cos., Inc.	26,771
32	Lennox International, Inc.	16,083
462	Masco Corp.	32,303
156	Owens Corning	28,247
88	Trane Technologies PLC	28,817
		188,799
	Capital Markets — 2.4%
20	Ameriprise Financial, Inc.	8,732
438	Bank of New York Mellon (The) Corp.	26,109
143	Cboe Global Markets, Inc.	24,738
76	CME Group, Inc.	15,426
561	Franklin Resources, Inc.	13,240
Shares	Description	Value

	Capital Markets (Continued)
148	Interactive Brokers Group, Inc., Class A	$18,607
179	Intercontinental Exchange, Inc.	23,968
168	Invesco Ltd.	2,639
39	State Street Corp.	2,948
121	T. Rowe Price Group, Inc.	14,257
		150,664
	Chemicals — 1.7%
328	CF Industries Holdings, Inc.	26,152
167	Ecolab, Inc.	38,777
55	LyondellBasell Industries N.V., Class A	5,468
73	Mosaic (The) Co.	2,258
107	PPG Industries, Inc.	14,061
61	RPM International, Inc.	6,838
39	Sherwin-Williams (The) Co.	11,848
		105,402
	Commercial Services & Supplies — 0.7%
56	Cintas Corp.	37,967
80	Rollins, Inc.	3,655
		41,622
	Communications Equipment — 1.1%
25	Arista Networks, Inc. (a)	7,441
546	Cisco Systems, Inc.	25,389
159	F5, Inc. (a)	26,866
24	Motorola Solutions, Inc.	8,758
		68,454
	Construction & Engineering — 0.5%
84	EMCOR Group, Inc.	32,648
	Consumer Finance — 0.6%
99	American Express Co.	23,760
317	Synchrony Financial	13,885
		37,645
	Consumer Staples Distribution & Retail — 2.0%
77	Costco Wholesale Corp.	62,362
581	Kroger (The) Co.	30,427
279	Walgreens Boots Alliance, Inc.	4,525
364	Walmart, Inc.	23,937
		121,251
	Containers & Packaging — 0.4%
261	Amcor PLC	2,654
412	International Paper Co.	18,577
20	Packaging Corp. of America	3,670
		24,901

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.2%
308	LKQ Corp.	$13,253
	Diversified REITs — 0.2%
265	WP Carey, Inc.	14,946
	Diversified Telecommunication Services — 0.7%
568	AT&T, Inc.	10,349
816	Verizon Communications, Inc.	33,578
		43,927
	Electric Utilities — 2.9%
241	Constellation Energy Corp.	52,357
187	Edison International	14,371
312	Evergy, Inc.	17,054
806	FirstEnergy Corp.	32,449
697	NRG Energy, Inc.	56,457
100	PPL Corp.	2,933
55	Southern (The) Co.	4,408
		180,029
	Electrical Equipment — 0.8%
121	Eaton Corp. PLC	40,275
19	GE Vernova, Inc. (a)	3,342
88	Vertiv Holdings Co., Class A	8,630
		52,247
	Electronic Equipment, Instruments & Components — 1.3%
322	Amphenol Corp., Class A	42,623
29	CDW Corp.	6,485
100	Jabil, Inc.	11,890
91	Keysight Technologies, Inc. (a)	12,602
39	TE Connectivity Ltd.	5,838
		79,438
	Entertainment — 1.0%
139	Electronic Arts, Inc.	18,470
64	Netflix, Inc. (a)	41,064
		59,534
	Financial Services — 3.3%
236	Berkshire Hathaway, Inc., Class B (a)	97,798
212	Corebridge Financial, Inc.	6,184
1	Equitable Holdings, Inc.	41
257	Fidelity National Information Services, Inc.	19,501
39	Fiserv, Inc. (a)	5,841
31	Mastercard, Inc., Class A	13,859
136	Visa, Inc., Class A	37,055
1,892	Western Union (The) Co.	24,218
		204,497
Shares	Description	Value

	Food Products — 0.4%
80	Archer-Daniels-Midland Co.	$4,995
52	Bunge Global S.A.	5,595
233	Kraft Heinz (The) Co.	8,241
115	Mondelez International, Inc., Class A	7,881
		26,712
	Ground Transportation — 0.2%
207	Uber Technologies, Inc. (a)	13,364
	Health Care Equipment & Supplies — 1.2%
584	Boston Scientific Corp. (a)	44,133
36	Hologic, Inc. (a)	2,656
257	Solventum Corp. (a)	15,250
29	Stryker Corp.	9,892
		71,931
	Health Care Providers & Services — 4.9%
80	Cardinal Health, Inc.	7,942
165	Cencora, Inc.	37,384
227	Centene Corp. (a)	16,251
31	Cigna Group (The)	10,683
223	CVS Health Corp.	13,291
119	Elevance Health, Inc.	64,079
378	Henry Schein, Inc. (a)	26,211
41	Humana, Inc.	14,683
29	Labcorp Holdings, Inc.	5,652
63	McKesson Corp.	35,884
20	Molina Healthcare, Inc. (a)	6,292
33	UnitedHealth Group, Inc.	16,347
244	Universal Health Services, Inc., Class B	46,311
		301,010
	Hotel & Resort REITs — 0.4%
1,515	Host Hotels & Resorts, Inc.	27,179
	Hotels, Restaurants & Leisure — 1.4%
5	Booking Holdings, Inc.	18,882
7	Chipotle Mexican Grill, Inc. (a)	21,907
16	Domino’s Pizza, Inc.	8,137
27	DoorDash, Inc., Class A (a)	2,973
157	DraftKings, Inc., Class A (a)	5,515
83	Expedia Group, Inc. (a)	9,367
100	Hilton Worldwide Holdings, Inc.	20,060
		86,841
	Household Durables — 2.3%
148	D.R. Horton, Inc.	21,874
119	Garmin Ltd.	19,498
137	Lennar Corp., Class A	21,968
5	NVR, Inc. (a)	38,404

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
299	PulteGroup, Inc.	$35,079
49	Toll Brothers, Inc.	5,960
		142,783
	Household Products — 1.7%
437	Colgate-Palmolive Co.	40,624
29	Kimberly-Clark Corp.	3,866
384	Procter & Gamble (The) Co.	63,183
		107,673
	Independent Power and Renewable Electricity Producers — 1.1%
706	Vistra Corp.	69,951
	Industrial Conglomerates — 0.5%
276	3M Co.	27,639
	Insurance — 4.9%
501	Aflac, Inc.	45,025
28	Allstate (The) Corp.	4,691
259	American International Group, Inc.	20,414
127	Arch Capital Group Ltd. (a)	13,034
51	Assurant, Inc.	8,847
191	Brown & Brown, Inc.	17,096
606	CNA Financial Corp.	27,840
23	Erie Indemnity Co., Class A	8,336
29	Everest Group Ltd.	11,337
105	Globe Life, Inc.	8,690
533	Hartford Financial Services Group (The), Inc.	55,139
153	Loews Corp.	11,750
37	MetLife, Inc.	2,678
32	Principal Financial Group, Inc.	2,625
111	Progressive (The) Corp.	23,441
51	Prudential Financial, Inc.	6,138
77	Travelers (The) Cos., Inc.	16,609
189	W.R. Berkley Corp.	15,315
12	Willis Towers Watson PLC	3,063
		302,068
	Interactive Media & Services — 4.3%
861	Alphabet, Inc., Class A (a)	148,522
576	Match Group, Inc. (a)	17,643
207	Meta Platforms, Inc., Class A	96,634
87	Pinterest, Inc., Class A (a)	3,610
		266,409
	IT Services — 1.9%
43	Accenture PLC, Class A	12,138
Shares	Description	Value

	IT Services (Continued)
409	Cognizant Technology Solutions Corp., Class A	$27,055
276	DXC Technology Co. (a)	4,292
15	EPAM Systems, Inc. (a)	2,669
19	Gartner, Inc. (a)	7,974
183	GoDaddy, Inc., Class A (a)	25,552
143	International Business Machines Corp.	23,860
79	VeriSign, Inc. (a)	13,771
		117,311
	Machinery — 3.3%
105	Caterpillar, Inc.	35,545
101	Cummins, Inc.	28,455
15	Illinois Tool Works, Inc.	3,641
221	Ingersoll Rand, Inc.	20,564
406	PACCAR, Inc.	43,645
23	Parker-Hannifin Corp.	12,225
125	Snap-on, Inc.	34,107
139	Westinghouse Air Brake Technologies Corp.	23,523
		201,705
	Media — 1.4%
906	Comcast Corp., Class A	36,267
852	Fox Corp., Class A	29,334
172	Interpublic Group of (The) Cos., Inc.	5,396
585	News Corp., Class A	15,906
		86,903
	Metals & Mining — 1.9%
177	Nucor Corp.	29,886
147	Reliance, Inc.	44,215
85	Southern Copper Corp.	10,084
259	Steel Dynamics, Inc.	34,672
		118,857
	Multi-Utilities — 0.6%
184	Consolidated Edison, Inc.	17,397
219	Public Service Enterprise Group, Inc.	16,592
		33,989
	Oil, Gas & Consumable Fuels — 3.8%
196	Chevron Corp.	31,811
49	ConocoPhillips	5,708
542	Devon Energy Corp.	26,601
704	Exxon Mobil Corp.	82,551
95	HF Sinclair Corp.	5,247
529	Marathon Oil Corp.	15,320
109	Marathon Petroleum Corp.	19,250

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
168	Phillips 66	$23,874
157	Valero Energy Corp.	24,671
		235,033
	Pharmaceuticals — 3.3%
701	Bristol-Myers Squibb Co.	28,804
48	Eli Lilly & Co.	39,376
326	Johnson & Johnson	47,815
450	Merck & Co., Inc.	56,493
1,313	Organon & Co.	28,006
525	Viatris, Inc.	5,565
		206,059
	Professional Services — 1.0%
103	Booz Allen Hamilton Holding Corp.	15,678
43	Jacobs Solutions, Inc.	5,992
57	Leidos Holdings, Inc.	8,382
354	Robert Half, Inc.	22,737
90	SS&C Technologies Holdings, Inc.	5,584
13	Verisk Analytics, Inc.	3,286
		61,659
	Residential REITs — 0.6%
60	Camden Property Trust	6,159
47	Equity Residential	3,057
209	Mid-America Apartment Communities, Inc.	27,945
		37,161
	Retail REITs — 0.6%
248	Simon Property Group, Inc.	37,525
	Semiconductors & Semiconductor Equipment — 7.5%
140	Applied Materials, Inc.	30,111
61	Broadcom, Inc.	81,042
12	KLA Corp.	9,114
240	NVIDIA Corp.	263,119
15	NXP Semiconductors N.V.	4,082
56	Qorvo, Inc. (a)	5,510
268	QUALCOMM, Inc.	54,685
172	Skyworks Solutions, Inc.	15,938
		463,601
	Software — 7.9%
36	Adobe, Inc. (a)	16,011
244	AppLovin Corp., Class A (a)	19,881
32	Cadence Design Systems, Inc. (a)	9,162
27	Fair Isaac Corp. (a)	34,828
231	Gen Digital, Inc.	5,736
Shares	Description	Value

	Software (Continued)
77	Manhattan Associates, Inc. (a)	$16,905
780	Microsoft Corp.	323,801
205	Nutanix, Inc., Class A (a)	11,340
127	Salesforce, Inc.	29,774
13	Synopsys, Inc. (a)	7,290
209	Zoom Video Communications, Inc., Class A (a)	12,820
		487,548
	Specialized REITs — 0.9%
580	Gaming and Leisure Properties, Inc.	26,042
12	Public Storage	3,286
957	VICI Properties, Inc.	27,475
		56,803
	Specialty Retail — 2.5%
5	AutoZone, Inc. (a)	13,850
293	Bath & Body Works, Inc.	15,218
381	Best Buy Co., Inc.	32,316
36	Home Depot (The), Inc.	12,055
85	Lowe’s Cos., Inc.	18,810
4	O’Reilly Automotive, Inc. (a)	3,853
25	Ross Stores, Inc.	3,494
89	TJX (The) Cos., Inc.	9,176
28	Ulta Beauty, Inc. (a)	11,063
542	Victoria’s Secret & Co. (a)	12,352
83	Williams-Sonoma, Inc.	24,337
		156,524
	Technology Hardware, Storage & Peripherals — 8.3%
2,190	Apple, Inc.	421,028
71	Dell Technologies, Inc., Class C	9,909
940	HP, Inc.	34,310
370	NetApp, Inc.	44,559
63	Pure Storage, Inc., Class A (a)	3,798
		513,604
	Textiles, Apparel & Luxury Goods — 1.6%
19	Deckers Outdoor Corp. (a)	20,784
293	Ralph Lauren Corp.	54,756
604	Tapestry, Inc.	26,268
		101,808
	Tobacco — 0.9%
1,262	Altria Group, Inc.	58,368
	Trading Companies & Distributors — 0.3%
44	Fastenal Co.	2,903

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
12	W.W. Grainger, Inc.	$11,058
8	Watsco, Inc.	3,799
		17,760
	Total Common Stocks	6,197,246
	(Cost $5,629,694)
MONEY MARKET FUNDS — 0.1%
6,759	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	6,759
	(Cost $6,759)

	Total Investments — 99.9%	6,204,005
	(Cost $5,636,453)
	Net Other Assets and Liabilities — 0.1%	3,709
	Net Assets — 100.0%	$6,207,714

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,197,246	$ 6,197,246	$ —	$ —
Money Market Funds	6,759	6,759	—	—
Total Investments	$6,204,005	$6,204,005	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.7%
165	Curtiss-Wright Corp.	$46,665
172	Woodward, Inc.	32,078
		78,743
	Automobile Components — 0.8%
1,025	Adient PLC (a)	28,946
732	BorgWarner, Inc.	26,103
266	Lear Corp.	33,343
		88,392
	Automobiles — 0.3%
894	Harley-Davidson, Inc.	32,077
	Banks — 3.2%
501	Bank OZK	20,982
571	Cathay General Bancorp	21,036
1,274	Columbia Banking System, Inc.	24,563
99	Commerce Bancshares, Inc.	5,508
1,857	First Horizon Corp.	29,415
666	Hancock Whitney Corp.	31,122
747	Home BancShares, Inc.	17,569
1,479	International Bancshares Corp.	84,051
374	SouthState Corp.	28,914
1,422	Webster Financial Corp.	62,881
347	Zions Bancorp N.A.	14,987
		341,028
	Beverages — 1.0%
147	Celsius Holdings, Inc. (a)	11,757
85	Coca-Cola Consolidated, Inc.	83,388
139	Molson Coors Beverage Co., Class B	7,619
		102,764
	Biotechnology — 2.4%
283	Blueprint Medicines Corp. (a)	29,874
1,374	Exelixis, Inc. (a)	29,802
859	Halozyme Therapeutics, Inc. (a)	38,045
476	Incyte Corp. (a)	27,508
193	Neurocrine Biosciences, Inc. (a)	26,134
365	United Therapeutics Corp. (a)	100,422
		251,785
	Broadline Retail — 0.9%
119	Dillard’s, Inc., Class A	53,235
1,205	Macy’s, Inc.	23,473
1,006	Nordstrom, Inc.	22,233
		98,941
	Building Products — 5.3%
165	A.O. Smith Corp.	13,801
218	Advanced Drainage Systems, Inc.	37,821
41	Armstrong World Industries, Inc.	4,748
563	AZEK (The) Co., Inc. (a)	27,002
Shares	Description	Value

	Building Products (Continued)
395	Builders FirstSource, Inc. (a)	$63,512
273	Carlisle Cos., Inc.	114,193
101	Lennox International, Inc.	50,763
3,918	Masterbrand, Inc. (a)	65,470
606	Owens Corning	109,728
182	Simpson Manufacturing Co., Inc.	30,197
305	UFP Industries, Inc.	36,441
		553,676
	Capital Markets — 2.3%
393	Affiliated Managers Group, Inc.	63,902
172	Evercore, Inc., Class A	34,906
1,939	Federated Hermes, Inc.	64,317
476	Janus Henderson Group PLC	15,946
789	Stifel Financial Corp.	63,869
		242,940
	Chemicals — 1.2%
95	NewMarket Corp.	50,832
696	Olin Corp.	37,417
351	RPM International, Inc.	39,347
		127,596
	Commercial Services & Supplies — 0.3%
368	HNI Corp.	17,314
81	MSA Safety, Inc.	14,580
		31,894
	Communications Equipment — 0.9%
281	F5, Inc. (a)	47,480
2,307	NetScout Systems, Inc. (a)	47,386
		94,866
	Construction & Engineering — 1.9%
260	Comfort Systems USA, Inc.	85,109
302	EMCOR Group, Inc.	117,375
		202,484
	Construction Materials — 0.5%
235	Eagle Materials, Inc.	54,612
	Consumer Finance — 0.5%
1,531	Navient Corp.	23,072
1,489	SLM Corp.	31,954
		55,026
	Consumer Staples Distribution & Retail — 1.4%
38	Casey’s General Stores, Inc.	12,608
1,650	Sprouts Farmers Market, Inc. (a)	130,317
		142,925

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 1.2%
119	AptarGroup, Inc.	$17,575
995	Berry Global Group, Inc.	59,581
701	Greif, Inc., Class A	45,523
		122,679
	Diversified Consumer Services — 1.0%
60	Graham Holdings Co., Class B	45,146
197	Grand Canyon Education, Inc. (a)	28,065
593	H&R Block, Inc.	29,436
		102,647
	Diversified REITs — 0.7%
1,345	WP Carey, Inc.	75,858
	Electric Utilities — 0.9%
1,229	NRG Energy, Inc.	99,549
	Electrical Equipment — 2.7%
441	Acuity Brands, Inc.	114,488
342	Atkore, Inc.	52,036
592	EnerSys	63,841
283	NEXTracker, Inc., Class A (a)	15,613
416	nVent Electric PLC	33,854
		279,832
	Electronic Equipment, Instruments & Components — 3.6%
342	Arrow Electronics, Inc. (a)	44,908
600	Avnet, Inc.	32,760
24	Badger Meter, Inc.	4,631
280	Belden, Inc.	26,793
94	Crane NXT Co.	5,943
133	Insight Enterprises, Inc. (a)	26,002
87	Itron, Inc. (a)	9,357
609	Jabil, Inc.	72,410
743	Sanmina Corp. (a)	50,925
554	TD SYNNEX Corp.	72,485
1,023	Vishay Intertechnology, Inc.	24,173
297	Vontier Corp.	11,874
		382,261
	Energy Equipment & Services — 0.6%
561	Weatherford International PLC (a)	67,511
	Financial Services — 3.8%
2,522	Enact Holdings, Inc.	77,451
238	Equitable Holdings, Inc.	9,875
1,712	Essent Group Ltd.	97,070
417	Jackson Financial, Inc., Class A	31,696
4,450	MGIC Investment Corp.	93,450
Shares	Description	Value

	Financial Services (Continued)
2,668	Radian Group, Inc.	$83,348
763	Western Union (The) Co.	9,766
		402,656
	Food Products — 1.5%
738	Ingredion, Inc.	86,774
188	J.M. Smucker (The) Co.	20,988
631	Pilgrim’s Pride Corp. (a)	22,672
293	Post Holdings, Inc. (a)	31,225
		161,659
	Gas Utilities — 0.7%
1,067	National Fuel Gas Co.	60,990
298	UGI Corp.	7,587
		68,577
	Ground Transportation — 0.1%
710	Lyft, Inc., Class A (a)	11,083
	Health Care Equipment & Supplies — 1.5%
2,661	Envista Holdings Corp. (a)	51,517
675	Globus Medical, Inc., Class A (a)	45,299
109	Haemonetics Corp. (a)	9,165
111	Integra LifeSciences Holdings Corp. (a)	3,430
385	Lantheus Holdings, Inc. (a)	31,505
69	Merit Medical Systems, Inc. (a)	5,599
39	Penumbra, Inc. (a)	7,389
		153,904
	Health Care Providers & Services — 4.4%
405	AMN Healthcare Services, Inc. (a)	22,656
133	Cardinal Health, Inc.	13,203
94	Chemed Corp.	52,111
77	CorVel Corp. (a)	18,468
42	DaVita, Inc. (a)	6,179
314	Encompass Health Corp.	27,126
209	Ensign Group (The), Inc.	25,339
137	Henry Schein, Inc. (a)	9,500
134	Molina Healthcare, Inc. (a)	42,154
654	Option Care Health, Inc. (a)	19,502
343	Patterson Cos., Inc.	8,434
2,304	Premier, Inc., Class A	43,592
949	Tenet Healthcare Corp. (a)	128,324
220	Universal Health Services, Inc., Class B	41,756
		458,344

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 1.0%
1,709	Omega Healthcare Investors, Inc.	$55,252
3,214	Sabra Health Care REIT, Inc.	46,860
		102,112
	Hotel & Resort REITs — 1.0%
1,253	Apple Hospitality REIT, Inc.	18,093
1,474	Host Hotels & Resorts, Inc.	26,444
3,512	Park Hotels & Resorts, Inc.	55,700
		100,237
	Hotels, Restaurants & Leisure — 1.0%
564	Boyd Gaming Corp.	30,072
425	Texas Roadhouse, Inc.	73,385
		103,457
	Household Durables — 4.8%
155	Installed Building Products, Inc.	32,835
1,460	KB Home	103,076
318	Meritage Homes Corp.	56,079
529	PulteGroup, Inc.	62,062
1,311	Taylor Morrison Home Corp. (a)	75,815
925	Toll Brothers, Inc.	112,517
104	TopBuild Corp. (a)	43,467
321	Tri Pointe Homes, Inc. (a)	12,433
165	Worthington Enterprises, Inc.	9,410
		507,694
	Independent Power and Renewable Electricity Producers — 1.3%
1,338	Vistra Corp.	132,569
	Industrial REITs — 0.3%
830	STAG Industrial, Inc.	29,100
	Insurance — 3.8%
228	Assurant, Inc.	39,551
599	CNA Financial Corp.	27,518
182	Erie Indemnity Co., Class A	65,962
301	Loews Corp.	23,117
2,497	Old Republic International Corp.	79,355
1,214	Oscar Health, Inc., Class A (a)	24,231
252	Primerica, Inc.	56,924
1,545	Unum Group	83,214
		399,872
	Interactive Media & Services — 0.3%
523	Ziff Davis, Inc. (a)	30,130
	IT Services — 1.0%
101	ASGN, Inc. (a)	9,485
955	DXC Technology Co. (a)	14,850
557	GoDaddy, Inc., Class A (a)	77,774
		102,109
Shares	Description	Value

	Life Sciences Tools & Services — 0.7%
105	Bruker Corp.	$6,878
164	Medpace Holdings, Inc. (a)	63,360
		70,238
	Machinery — 5.3%
546	AGCO Corp.	58,602
1,183	Allison Transmission Holdings, Inc.	89,683
325	Crane Co.	48,451
216	Esab Corp.	22,209
421	Federal Signal Corp.	38,741
69	ITT, Inc.	9,169
76	Kadant, Inc.	21,737
1,947	Kennametal, Inc.	50,135
120	Lincoln Electric Holdings, Inc.	23,563
1,152	Mueller Industries, Inc.	67,864
150	Snap-on, Inc.	40,929
160	SPX Technologies, Inc. (a)	22,307
820	Terex Corp.	48,930
53	Watts Water Technologies, Inc., Class A	10,554
		552,874
	Media — 1.5%
761	New York Times (The) Co., Class A	38,963
431	Nexstar Media Group, Inc.	71,412
3,502	TEGNA, Inc.	52,215
		162,590
	Metals & Mining — 3.1%
218	Alpha Metallurgical Resources, Inc.	68,759
203	Carpenter Technology Corp.	22,507
1,743	Cleveland-Cliffs, Inc. (a)	30,119
1,166	Commercial Metals Co.	65,669
294	Reliance, Inc.	88,429
55	Royal Gold, Inc.	7,051
354	Steel Dynamics, Inc.	47,390
		329,924
	Office REITs — 1.5%
1,465	COPT Defense Properties	36,141
2,095	Cousins Properties, Inc.	48,457
1,880	Highwoods Properties, Inc.	48,824
4,501	Hudson Pacific Properties, Inc.	22,100
		155,522
	Oil, Gas & Consumable Fuels — 3.0%
434	APA Corp.	13,250
528	Chord Energy Corp.	97,896
1,460	HF Sinclair Corp.	80,636
1,088	PBF Energy, Inc., Class A	50,407

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,902	Peabody Energy Corp.	$47,132
456	SM Energy Co.	22,996
		312,317
	Paper & Forest Products — 0.2%
251	Louisiana-Pacific Corp.	23,012
	Personal Care Products — 1.6%
1,050	BellRing Brands, Inc. (a)	61,079
344	elf Beauty, Inc. (a)	64,297
2,840	Nu Skin Enterprises, Inc., Class A	37,914
		163,290
	Pharmaceuticals — 1.0%
337	Intra-Cellular Therapies, Inc. (a)	22,660
370	Jazz Pharmaceuticals PLC (a)	38,942
617	Organon & Co.	13,161
798	Perrigo Co. PLC	21,969
87	Prestige Consumer Healthcare, Inc. (a)	5,595
		102,327
	Professional Services — 2.7%
94	CACI International, Inc., Class A (a)	39,901
262	Concentrix Corp.	16,068
1,730	Genpact Ltd.	57,194
724	ManpowerGroup, Inc.	54,025
565	Parsons Corp. (a)	43,025
529	Science Applications International Corp.	71,230
		281,443
	Real Estate Management & Development — 0.4%
193	Jones Lang LaSalle, Inc. (a)	38,999
	Residential REITs — 0.0%
42	Camden Property Trust	4,311
	Retail REITs — 0.1%
309	Brixmor Property Group, Inc.	6,956
	Semiconductors & Semiconductor Equipment — 1.1%
69	Axcelis Technologies, Inc. (a)	7,762
337	Cirrus Logic, Inc. (a)	38,654
309	Onto Innovation, Inc. (a)	66,960
		113,376
	Software — 3.6%
595	ACI Worldwide, Inc. (a)	21,426
164	Appfolio, Inc., Class A (a)	37,444
Shares	Description	Value

	Software (Continued)
367	Box, Inc., Class A (a)	$10,001
336	CommVault Systems, Inc. (a)	36,149
2,323	Dropbox, Inc., Class A (a)	52,337
45	Fair Isaac Corp. (a)	58,047
416	Gen Digital, Inc.	10,329
633	InterDigital, Inc.	72,080
115	Manhattan Associates, Inc. (a)	25,247
53	Qualys, Inc. (a)	7,453
495	SentinelOne, Inc., Class A (a)	8,331
106	Smartsheet, Inc., Class A (a)	3,922
28	SPS Commerce, Inc. (a)	5,267
927	Teradata Corp. (a)	30,229
		378,262
	Specialized REITs — 1.8%
231	CubeSmart	9,774
827	EPR Properties	33,940
1,660	Gaming and Leisure Properties, Inc.	74,534
396	Lamar Advertising Co., Class A	46,771
710	National Storage Affiliates Trust	25,972
		190,991
	Specialty Retail — 4.7%
283	Abercrombie & Fitch Co., Class A (a)	48,922
747	Academy Sports & Outdoors, Inc.	43,094
917	American Eagle Outfitters, Inc.	20,146
80	Asbury Automotive Group, Inc. (a)	18,806
182	AutoNation, Inc. (a)	30,986
171	Dick’s Sporting Goods, Inc.	38,926
1,841	Gap (The), Inc.	53,315
73	Group 1 Automotive, Inc.	22,702
136	Murphy USA, Inc.	59,670
522	Williams-Sonoma, Inc.	153,061
		489,628
	Technology Hardware, Storage & Peripherals — 0.8%
420	NetApp, Inc.	50,581
498	Pure Storage, Inc., Class A (a)	30,024
		80,605
	Textiles, Apparel & Luxury Goods — 2.9%
418	Carter’s, Inc.	28,591
199	Crocs, Inc. (a)	30,972
88	Deckers Outdoor Corp. (a)	96,265
203	Levi Strauss & Co., Class A	4,874
504	PVH Corp.	60,485
167	Ralph Lauren Corp.	31,209
1,314	Tapestry, Inc.	57,146
		309,542

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 3.0%
102	Applied Industrial Technologies, Inc.	$19,686
592	Boise Cascade Co.	81,276
1,955	Core & Main, Inc., Class A (a)	112,530
395	MSC Industrial Direct Co., Inc., Class A	33,930
83	Watsco, Inc.	39,417
147	WESCO International, Inc.	26,385
		313,224
	Total Common Stocks	10,473,020
	(Cost $9,754,563)
MONEY MARKET FUNDS — 0.2%
17,308	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	17,308
	(Cost $17,308)

	Total Investments — 100.0%	10,490,328
	(Cost $9,771,871)
	Net Other Assets and Liabilities — 0.0%	2,958
	Net Assets — 100.0%	$10,493,286

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,473,020	$ 10,473,020	$ —	$ —
Money Market Funds	17,308	17,308	—	—
Total Investments	$10,490,328	$10,490,328	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
175	Moog, Inc., Class A	$29,650
	Air Freight & Logistics — 0.3%
649	Hub Group, Inc., Class A	28,004
	Automobile Components — 1.3%
958	Adient PLC (a)	27,054
814	Modine Manufacturing Co. (a)	82,149
756	Standard Motor Products, Inc.	23,217
		132,420
	Automobiles — 0.1%
133	Winnebago Industries, Inc.	8,253
	Banks — 5.9%
1,428	Bancorp (The), Inc. (a)	47,967
1,752	Bank of NT Butterfield & Son Ltd. (The)	59,691
740	BankUnited, Inc.	21,231
484	City Holding Co.	49,474
2,215	Eagle Bancorp, Inc.	39,936
1,772	First BanCorp	31,418
658	First Financial Corp.	24,372
540	International Bancshares Corp.	30,688
1,471	OFG Bancorp	54,662
336	Park National Corp.	46,187
497	Pathward Financial, Inc.	26,495
1,044	Preferred Bank	78,008
1,686	Provident Financial Services, Inc.	24,278
1,413	S&T Bancorp, Inc.	45,089
420	Westamerica BanCorp	20,504
		600,000
	Beverages — 0.6%
28	Coca-Cola Consolidated, Inc.	27,469
1,329	Primo Water Corp.	29,982
		57,451
	Biotechnology — 3.6%
3,597	Alkermes PLC (a)	84,170
821	ALX Oncology Holdings, Inc. (a)	8,727
407	Blueprint Medicines Corp. (a)	42,963
4,616	Catalyst Pharmaceuticals, Inc. (a)	74,641
756	Cullinan Therapeutics, Inc. (a)	17,766
126	Halozyme Therapeutics, Inc. (a)	5,581
491	Ideaya Biosciences, Inc. (a)	17,946
1,045	Kiniksa Pharmaceuticals Ltd., Class A (a)	19,865
49	Krystal Biotech, Inc. (a)	7,842
427	TG Therapeutics, Inc. (a)	6,960
Shares	Description	Value

	Biotechnology (Continued)
315	Twist Bioscience Corp. (a)	$13,199
4,985	Vanda Pharmaceuticals, Inc. (a)	25,473
105	Vericel Corp. (a)	5,009
3,324	Y-mAbs Therapeutics, Inc. (a)	40,220
		370,362
	Broadline Retail — 1.3%
133	Dillard’s, Inc., Class A	59,498
399	Kohl’s Corp.	8,934
2,777	Macy’s, Inc.	54,096
295	Nordstrom, Inc.	6,519
		129,047
	Building Products — 2.8%
589	American Woodmark Corp. (a)	50,719
498	Apogee Enterprises, Inc.	32,355
357	AZZ, Inc.	29,945
28	CSW Industrials, Inc.	7,119
133	Gibraltar Industries, Inc. (a)	10,036
154	Griffon Corp.	10,401
421	Janus International Group, Inc. (a)	5,844
1,679	Masterbrand, Inc. (a)	28,056
777	Quanex Building Products Corp.	25,610
2,785	Resideo Technologies, Inc. (a)	60,156
175	Simpson Manufacturing Co., Inc.	29,036
		289,277
	Capital Markets — 0.8%
126	Artisan Partners Asset Management, Inc., Class A	5,548
834	Donnelley Financial Solutions, Inc. (a)	50,841
84	Piper Sandler Cos.	17,789
245	Victory Capital Holdings, Inc., Class A	12,747
		86,925
	Chemicals — 0.3%
322	Hawkins, Inc.	28,117
	Commercial Services & Supplies — 1.6%
1,686	Interface, Inc.	27,161
232	Brady Corp., Class A	15,839
532	CECO Environmental Corp. (a)	13,316
287	Cimpress PLC (a)	23,680
2,256	GEO Group (The), Inc. (a)	32,802
357	MillerKnoll, Inc.	9,846
2,628	Steelcase, Inc., Class A	35,899
		158,543

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 0.4%
1,453	Extreme Networks, Inc. (a)	$16,201
1,196	NetScout Systems, Inc. (a)	24,566
		40,767
	Construction & Engineering — 2.5%
259	Comfort Systems USA, Inc.	84,781
203	EMCOR Group, Inc.	78,898
35	IES Holdings, Inc. (a)	5,336
541	Sterling Infrastructure, Inc. (a)	66,473
686	Tutor Perini Corp. (a)	15,133
		250,621
	Consumer Finance — 0.6%
161	Moneylion, Inc. (a)	15,858
1,395	Navient Corp.	21,023
695	PROG Holdings, Inc.	26,264
		63,145
	Consumer Staples Distribution & Retail — 0.9%
561	Andersons (The), Inc.	29,363
350	Ingles Markets, Inc., Class A	25,599
420	Sprouts Farmers Market, Inc. (a)	33,171
		88,133
	Diversified Consumer Services — 1.6%
239	Grand Canyon Education, Inc. (a)	34,048
469	H&R Block, Inc.	23,281
2,127	Perdoceo Education Corp.	47,858
253	Strategic Education, Inc.	28,695
406	Stride, Inc. (a)	27,876
		161,758
	Diversified REITs — 0.3%
1,798	Broadstone Net Lease, Inc.	27,599
	Electric Utilities — 0.4%
448	Hawaiian Electric Industries, Inc.	4,924
373	Otter Tail Corp.	33,745
		38,669
	Electrical Equipment — 1.6%
49	Acuity Brands, Inc.	12,721
407	Atkore, Inc.	61,925
231	EnerSys	24,911
421	NEXTracker, Inc., Class A (a)	23,226
238	Powell Industries, Inc.	42,807
		165,590
	Electronic Equipment, Instruments & Components — 5.4%
322	Badger Meter, Inc.	62,133
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
757	Bel Fuse, Inc., Class B	$51,627
361	Belden, Inc.	34,544
651	Benchmark Electronics, Inc.	28,039
112	CTS Corp.	5,930
4,811	Daktronics, Inc. (a)	53,691
701	ePlus, Inc. (a)	52,463
203	Insight Enterprises, Inc. (a)	39,686
1,357	Knowles Corp. (a)	23,775
483	Napco Security Technologies, Inc.	23,981
182	OSI Systems, Inc. (a)	26,161
545	PC Connection, Inc.	36,864
932	Sanmina Corp. (a)	63,879
329	ScanSource, Inc. (a)	15,604
1,098	Vishay Intertechnology, Inc.	25,946
		544,323
	Energy Equipment & Services — 1.7%
3,210	Archrock, Inc.	64,970
2,332	Helix Energy Solutions Group, Inc. (a)	26,841
224	Liberty Energy, Inc.	5,531
603	Weatherford International PLC (a)	72,565
		169,907
	Financial Services — 4.1%
800	A-Mark Precious Metals, Inc.	30,352
1,653	Enact Holdings, Inc.	50,764
700	Essent Group Ltd.	39,690
406	Jackson Financial, Inc., Class A	30,860
3,389	MGIC Investment Corp.	71,169
785	Mr. Cooper Group, Inc. (a)	65,469
1,702	NMI Holdings, Inc. (a)	56,472
2,387	Radian Group, Inc.	74,570
		419,346
	Food Products — 1.3%
505	Cal-Maine Foods, Inc.	31,143
3,702	Dole PLC	45,794
2,053	Fresh Del Monte Produce, Inc.	47,958
112	Vital Farms, Inc. (a)	4,635
		129,530
	Gas Utilities — 0.1%
77	ONE Gas, Inc.	4,746
70	Southwest Gas Holdings, Inc.	5,431
		10,177
	Health Care Equipment & Supplies — 4.0%
1,499	Avanos Medical, Inc. (a)	29,845

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
253	Embecta Corp.	$3,130
951	Envista Holdings Corp. (a)	18,411
869	Globus Medical, Inc., Class A (a)	58,318
287	Haemonetics Corp. (a)	24,131
2,287	Inmode Ltd. (a)	43,750
602	Lantheus Holdings, Inc. (a)	49,262
259	LeMaitre Vascular, Inc.	20,430
757	RxSight, Inc. (a)	44,262
2,122	Tactile Systems Technology, Inc. (a)	27,013
154	TransMedics Group, Inc. (a)	21,006
246	UFP Technologies, Inc. (a)	64,048
		403,606
	Health Care Providers & Services — 4.0%
364	Addus HomeCare Corp. (a)	41,791
161	AMN Healthcare Services, Inc. (a)	9,006
259	Astrana Health, Inc. (a)	10,730
217	CorVel Corp. (a)	52,047
2,803	Cross Country Healthcare, Inc. (a)	42,381
1,798	Hims & Hers Health, Inc. (a)	34,917
812	National HealthCare Corp.	85,869
800	Option Care Health, Inc. (a)	23,856
504	Owens & Minor, Inc. (a)	8,785
2,618	Pediatrix Medical Group, Inc. (a)	19,138
2,342	Premier, Inc., Class A	44,311
182	Progyny, Inc. (a)	4,905
497	RadNet, Inc. (a)	29,144
		406,880
	Health Care REITs — 0.6%
226	CareTrust REIT, Inc.	5,779
420	National Health Investors, Inc.	27,754
1,714	Sabra Health Care REIT, Inc.	24,990
		58,523
	Health Care Technology — 0.0%
189	Phreesia, Inc. (a)	3,576
	Hotel & Resort REITs — 0.2%
1,539	Park Hotels & Resorts, Inc.	24,409
	Hotels, Restaurants & Leisure — 0.2%
553	Sweetgreen, Inc., Class A (a)	17,005
	Household Durables — 2.9%
652	Dream Finders Homes, Inc., Class A (a)	18,523
Shares	Description	Value

	Household Durables (Continued)
161	Ethan Allen Interiors, Inc.	$4,687
491	Green Brick Partners, Inc. (a)	26,809
126	Hovnanian Enterprises, Inc., Class A (a)	18,116
723	KB Home	51,044
546	M/I Homes, Inc. (a)	68,206
210	Meritage Homes Corp.	37,033
1,117	Taylor Morrison Home Corp. (a)	64,596
182	Tri Pointe Homes, Inc. (a)	7,049
		296,063
	Industrial REITs — 0.4%
351	Innovative Industrial Properties, Inc.	37,831
	Insurance — 2.8%
266	Employers Holdings, Inc.	11,220
280	Enstar Group Ltd. (a)	87,679
260	HCI Group, Inc.	24,929
987	Mercury General Corp.	55,104
1,772	Oscar Health, Inc., Class A (a)	35,369
3,601	Universal Insurance Holdings, Inc.	70,976
		285,277
	Interactive Media & Services — 0.8%
2,568	EverQuote, Inc., Class A (a)	61,350
868	MediaAlpha, Inc., Class A (a)	15,433
		76,783
	IT Services — 0.4%
56	ASGN, Inc. (a)	5,259
758	Couchbase, Inc. (a)	17,184
1,532	DXC Technology Co. (a)	23,822
		46,265
	Leisure Products — 0.0%
161	Vista Outdoor, Inc. (a)	5,616
	Life Sciences Tools & Services — 0.6%
2,855	Maravai LifeSciences Holdings, Inc., Class A (a)	24,753
84	Medpace Holdings, Inc. (a)	32,452
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
534	Quanterix Corp. (a)	8,528
		65,733
	Machinery — 3.7%
413	Blue Bird Corp. (a)	23,545
350	Hyster-Yale Materials Handling, Inc.	25,407

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
21	Kadant, Inc.	$6,006
1,187	Mueller Industries, Inc.	69,926
224	SPX Technologies, Inc. (a)	31,230
462	Tennant Co.	47,429
981	Terex Corp.	58,536
4,590	Titan International, Inc. (a)	37,960
2,225	Wabash National Corp.	50,307
154	Watts Water Technologies, Inc., Class A	30,666
		381,012
	Marine Transportation — 0.9%
1,623	Genco Shipping & Trading Ltd.	36,550
1,777	Golden Ocean Group Ltd.	25,571
259	Matson, Inc.	33,204
		95,325
	Media — 0.7%
1,329	AMC Networks, Inc., Class A (a)	23,045
3,459	TEGNA, Inc.	51,574
		74,619
	Metals & Mining — 2.9%
189	Alpha Metallurgical Resources, Inc.	59,613
406	Arch Resources, Inc.	70,616
336	Carpenter Technology Corp.	37,252
610	Commercial Metals Co.	34,355
77	Olympic Steel, Inc.	4,015
2,052	Ramaco Resources, Inc., Class A	29,036
147	Ryerson Holding Corp.	3,491
2,484	SunCoke Energy, Inc.	26,206
443	Warrior Met Coal, Inc.	30,314
		294,898
	Multi-Utilities — 0.3%
491	Black Hills Corp.	27,717
	Office REITs — 1.5%
1,112	Cousins Properties, Inc.	25,721
1,212	Highwoods Properties, Inc.	31,476
561	Kilroy Realty Corp.	18,810
3,816	Piedmont Office Realty Trust, Inc., Class A	27,819
918	SL Green Realty Corp.	48,626
		152,452
	Oil, Gas & Consumable Fuels — 5.7%
1,828	Ardmore Shipping Corp.	40,966
98	Chord Energy Corp.	18,170
602	CONSOL Energy, Inc. (a)	62,409
2,066	DHT Holdings, Inc.	24,999
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,377	Dorian LPG Ltd.	$69,690
554	International Seaways, Inc.	35,689
617	Par Pacific Holdings, Inc. (a)	16,745
1,192	PBF Energy, Inc., Class A	55,225
2,277	Peabody Energy Corp.	56,424
1,582	SandRidge Energy, Inc.	22,085
324	Scorpio Tankers, Inc.	26,591
2,080	SFL Corp., Ltd.	29,765
1,663	Teekay Tankers Ltd., Class A	121,116
		579,874
	Paper & Forest Products — 0.6%
511	Clearwater Paper Corp. (a)	27,154
484	Sylvamo Corp.	34,519
		61,673
	Passenger Airlines — 1.0%
1,400	SkyWest, Inc. (a)	104,538
	Personal Care Products — 2.0%
945	BellRing Brands, Inc. (a)	54,970
358	elf Beauty, Inc. (a)	66,914
1,377	Medifast, Inc.	35,444
3,274	Nu Skin Enterprises, Inc., Class A	43,708
		201,036
	Pharmaceuticals — 3.5%
624	Amphastar Pharmaceuticals, Inc. (a)	26,414
694	ANI Pharmaceuticals, Inc. (a)	45,041
217	Axsome Therapeutics, Inc. (a)	15,934
161	Collegium Pharmaceutical, Inc. (a)	5,336
1,106	Corcept Therapeutics, Inc. (a)	33,368
379	Evolus, Inc. (a)	4,901
140	EyePoint Pharmaceuticals, Inc. (a)	1,499
1,166	Harmony Biosciences Holdings, Inc. (a)	34,280
646	Innoviva, Inc. (a)	10,200
343	Intra-Cellular Therapies, Inc. (a)	23,063
386	Ligand Pharmaceuticals, Inc. (a)	32,829
1,203	Liquidia Corp. (a)	15,483
868	Pacira BioSciences, Inc. (a)	26,326
2,715	SIGA Technologies, Inc.	20,308
1,772	Supernus Pharmaceuticals, Inc. (a)	48,057
462	Tarsus Pharmaceuticals, Inc. (a)	15,228
		358,267
	Professional Services — 2.3%
1,147	Kelly Services Inc. , Class A	24,936

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
449	CBIZ, Inc. (a)	$34,043
203	CRA International, Inc.	35,722
273	CSG Systems International, Inc.	11,780
1,541	Heidrick & Struggles International, Inc.	52,826
253	Huron Consulting Group, Inc. (a)	22,342
330	Kforce, Inc.	20,397
379	Parsons Corp. (a)	28,861
		230,907
	Real Estate Management & Development — 0.5%
2,025	RMR Group (The), Inc., Class A	47,648
	Retail REITs — 0.5%
1,680	Macerich (The) Co.	25,402
983	Tanger, Inc.	27,278
		52,680
	Semiconductors & Semiconductor Equipment — 2.0%
884	Amkor Technology, Inc.	28,809
28	Axcelis Technologies, Inc. (a)	3,150
112	FormFactor, Inc. (a)	6,129
140	Impinj, Inc. (a)	22,914
189	Onto Innovation, Inc. (a)	40,956
2,751	Photronics, Inc. (a)	75,240
574	Ultra Clean Holdings, Inc. (a)	26,622
		203,820
	Software — 5.7%
358	A10 Networks, Inc.	5,424
3,449	Adeia, Inc.	40,802
540	Alarm.com Holdings, Inc. (a)	35,321
385	Alkami Technology, Inc. (a)	10,561
252	Appfolio, Inc., Class A (a)	57,537
828	Cleanspark, Inc. (a)	13,306
1,546	Clear Secure, Inc., Class A	26,112
273	CommVault Systems, Inc. (a)	29,371
497	Intapp, Inc. (a)	17,842
742	InterDigital, Inc.	84,491
778	LiveRamp Holdings, Inc. (a)	24,344
21	Mitek Systems, Inc. (a)	264
644	Progress Software Corp.	32,619
455	Q2 Holdings, Inc. (a)	27,673
183	Qualys, Inc. (a)	25,733
1,173	Sapiens International Corp. N.V.	39,319
329	SEMrush Holdings, Inc., Class A (a)	5,020
287	SolarWinds Corp.	3,323
56	SPS Commerce, Inc. (a)	10,533
154	Teradata Corp. (a)	5,022
Shares	Description	Value

	Software (Continued)
1,793	Verint Systems, Inc. (a)	$53,180
1,567	Yext, Inc. (a)	7,913
1,287	Zeta Global Holdings Corp., Class A (a)	21,017
		576,727
	Specialty Retail — 4.9%
669	Abercrombie & Fitch Co., Class A (a)	115,650
637	Academy Sports & Outdoors, Inc.	36,748
112	Asbury Automotive Group, Inc. (a)	26,328
714	Buckle (The), Inc.	27,517
1,343	Caleres, Inc.	46,575
161	Carvana Co. (a)	16,097
993	Guess?, Inc.	23,107
133	Murphy USA, Inc.	58,354
1,266	ODP (The) Corp. (a)	49,576
1,882	Sally Beauty Holdings, Inc. (a)	22,923
442	Signet Jewelers Ltd.	48,395
63	Winmark Corp.	22,422
		493,692
	Technology Hardware, Storage & Peripherals — 0.3%
2,086	Xerox Holdings Corp.	29,329
	Textiles, Apparel & Luxury Goods — 0.6%
951	G-III Apparel Group Ltd. (a)	28,587
105	Kontoor Brands, Inc.	7,701
772	Movado Group, Inc.	20,458
		56,746
	Tobacco — 0.1%
862	Vector Group Ltd.	9,456
	Trading Companies & Distributors — 3.0%
56	Applied Industrial Technologies, Inc.	10,808
505	BlueLinx Holdings, Inc. (a)	51,960
786	Boise Cascade Co.	107,910
2,263	DNOW, Inc. (a)	33,017
673	GMS, Inc. (a)	63,235
4,465	Hudson Technologies, Inc. (a)	39,783
		306,713
	Water Utilities — 0.4%
1,439	Consolidated Water Co., Ltd.	38,997
	Total Common Stocks	10,133,307
	(Cost $9,204,930)

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
15,287	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (f)	$15,287
	(Cost $15,287)

	Total Investments — 100.0%	10,148,594
	(Cost $9,220,217)
	Net Other Assets and Liabilities — 0.0%	2,930
	Net Assets — 100.0%	$10,151,524

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of May 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 65,733	$ 65,733	$ —	$ —**
Other Industry Categories*	10,067,574	10,067,574	—	—
Money Market Funds	15,287	15,287	—	—
Total Investments	$10,148,594	$10,148,594	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.